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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number:___________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Shaker Investments, Inc.
Address:          20600 Chagrin Boulevard, Suite 801
                  Cleveland, Ohio 44122

Form 13F File Number:  28-5322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David R. Webb
Title:            Executive Vice President
Phone:            (216) 921-2950

Signature, Place, and Date of Signing:

/s/ DAVID R. WEBB
_____________________________________________________
[Signature]

Cleveland, Ohio
_____________________________________________________
[City, State]

July   29, 1999
_____________________________________________________
[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         51

Form 13F Information Table Value Total:

         $ 596,146 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                            FORM 13F INFORMATION TABLE



                                                          Value                     Put/  Investment   Other           Voting
                                                                                                                      Authority
Name of Issuer                    Title of  CUSIP       (x$1000)  Shrs or    SH/PRN Call  Discretion  Managers   Sole   Share   None
--------------                    --------  -----       --------  --------   ------ ----  ----------  --------   ----   -----   ----
                                   Class                           prn amt
                                   -----                           -------

NOVA Corporation                   COM     669784100    $38,967   1,558,675   SH          SOLE                1,558,675
RF Micro Devices                   COM     749941100    $96,601   1,294,492   SH          SOLE                1,294,492
Gliatech                           COM     37929C103    $29,448   1,154,842   SH          SOLE                1,154,842
Vistana, Inc.                      COM     92839P108    $17,585   1,116,530   SH          SOLE                1,116,530
HNC Software                       COM     40425P107    $31,007   1,006,300   SH          SOLE                1,006,300
NeXstar Pharm, Inc.                COM     65333B106    $17,356    870,512    SH          SOLE                  870,512
Reynolds & Reynolds                COM     761695105    $18,440    790,985    SH          SOLE                  790,985
Cendant Corp.                      COM     151313103    $15,476    754,917    SH          SOLE                  754,917
Sunterra Corp.                     COM     86787D109     $9,877    708,670    SH          SOLE                  708,670
Cognex Corporation                 COM     192422103    $21,540    682,470    SH          SOLE                  682,470
Bluegreen                          COM     096231105     $3,526    648,500    SH          SOLE                  648,500
Incyte Pharmaceuticals             COM     45337C102    $15,853    599,650    SH          SOLE                  599,650
Microchip Technology Inc.          COM     595017104    $27,619    582,982    SH          SOLE                  582,982
Metro Networks                     COM     591918107    $29,851    559,265    SH          SOLE                  559,265
Boston Communications Group        COM     100582105     $7,306    543,684    SH          SOLE                  543,684
Vitesse Semiconductor              COM     928497106    $36,414    539,973    SH          SOLE                  539,973
R & B Falcon Corp.                 COM     74912E101     $4,651    496,069    SH          SOLE                  496,069
BMC Software Corporation           COM     055921100    $24,903    461,169    SH          SOLE                  461,169
ATMI                               COM     00207R101    $13,431    451,460    SH          SOLE                  451,460
United Therapeutics Corp.          COM     91307C102     $5,152    433,815    SH          SOLE                  433,815
Xilinx Inc.                        COM     983919101    $24,585    429,425    SH          SOLE                  429,425
Crossman Communities, Inc.         COM     22764E109    $11,211    385,764    SH          SOLE                  385,764
Analytical Surveys                 COM     032683302     $9,280    373,063    SH          SOLE                  373,063
Cisco Systems, Inc.                COM     17275R102    $23,942    371,550    SH          SOLE                  371,550
Bridge Street Accomodations        COM     108452103     $1,051    317,330    SH          SOLE                  317,330
American Italian Pasta             COM     027070101     $9,602    316,115    SH          SOLE                  316,115
Triangle Pharmaceuticals           COM     89589H104     $4,984    276,910    SH          SOLE                  276,910
Transwitch Corp.                   COM     894065101    $12,771    269,582    SH          SOLE                  269,582
Fahnestock & Co.                   CL A    302921101     $2,675    171,185    SH          SOLE                  171,185
Linear Technology Corp.            COM     535678106    $10,162    151,115    SH          SOLE                  151,115
Wilson The Leather Experts         COM     972463103     $2,155    131,080    SH          SOLE                  131,080
II-VI                              COM     902104108     $1,197    125,965    SH          SOLE                  125,965
Key Corporation                    COM     493267108     $2,522     78,510    SH          SOLE                   78,510
Hyperion Solutions Corp.           COM     44914M104     $1,129     63,390    SH          SOLE                   63,390
Imation Corp.                      COM     45245A107     $1,382     55,700    SH          SOLE                   55,700
Global Telesystems Group Inc.      COM     37936U104     $4,257     52,557    SH          SOLE                   52,557
Penn Engineering and               COM     707389300      $862      38,305    SH          SOLE                   38,305
Manufacturing Corp.
Curtiss-Wright                     COM     231561101     $1,161     29,875    SH          SOLE                   29,875
Analog Devices                     COM    032654105       $888      17,700    SH          SOLE                   17,700
Hologic Inc.                       COM     436440101      $98       17,500    SH          SOLE                   17,500
Steris Corp.                       COM       859152100    $263      13,564    SH          SOLE                   13,564
Uniphase Corp.                     COM     46612J101     $2,146     12,930    SH          SOLE                   12,930
White Hall Jewellers Inc.          COM     965063100      $345      12,910    SH          SOLE                   12,910
Continental Airlines               COM    210795308       $478      12,700    SH          SOLE                   12,700
Media General                      COM     584404107      $459      9,000     SH          SOLE                    9,000
Rational Software                  COM     75409P202      $255      7,737     SH          SOLE                    7,737
Royal Caribbean Cruises            COM    V7780T103       $286      6,530     SH          SOLE                    6,530
Veeco Instruments Inc.             COM       922417100    $202      5,930     SH          SOLE                    5,930
Goldman Sachs                      COM    38141G104       $347      4,800     SH          SOLE                    4,800
Symetic Inc.                       COM    87160F109       $234      3,400     SH          SOLE                    3,400
Applied Materials                  COM    038222105       $214      2,900     SH          SOLE                    2,900
